UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
MARCH 31, 2005, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2005.

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   February 13, 2006

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _5_

Form 13F Information Table Value Total:  $83,159


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

NEIGHBORCARE INC	     COM	 64015Y104     12542	428787    SH      DEFINED              428787    0	  0
CREO INC	             COM	 225606102     11014	685824	  SH	  DEFINED	       685824	 0	  0
GREAT LAKES CHEM CORP	     COM	 390568103      7474	232700	  SH	  DEFINED	       232700	 0	  0
SUNGARD DATA SYS INC	     COM	 867363103     24702	716000	  SH	  DEFINED	       716000	 0	  0
TOYS R US INC	             COM	 892335100     27427	1064700	  SH	  DEFINED	       1064700	 0	  0


